Subsequent Events (Details) - Forecast [Member]	Apr. 28, 2026
Shanghai Feiyous [Member]
Subsequent Events [Line Items]
Equity interest	47.98%
SunCar Online to Shanghai Feiyou [Member]
Subsequent Events [Line Items]
Equity interest	51.03%